March 2, 2005

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Dear Sir or Madam:

RE: COMMISSION FILE NUMBER 1-815

        Transmitted herewith for electronic filing via EDGAR is E. I. du Pont de Nemours & Company's Annual Report on Form 10-K for the year 2004.

        During 2004, E.I. du Pont de Nemours & Company (the company) adopted Financial Accounting Standards Board Interpretation No. 46, "Consolidation of Variable Interest Entities". Otherwise, there were no changes from the preceding year in accounting principles or practices, or in the method of applying any such principles or practices, that had a material effect on the company's consolidated financial statements included in the 2004 Annual Report on Form 10-K.

        If you have any questions concerning the Form 10-K, please call me at (302) 774-4957.

Sincerely,
/s/ E. L. GILL E. L. Gill, Director, Corporate Accounting